Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest and UF indexation revenue	$ 3,771,059	$ 4,044,665	$ 4,466,881
Interest and UF indexation expense	(1,608,304)	(2,123,873)	(2,200,752)
Net interest and UF indexation income	2,162,755	1,920,792	2,266,129
Income from commissions	717,347	703,134	671,099
Expense from commissions	(161,039)	(168,450)	(148,860)
Net income from commissions	556,308	534,684	522,239
Net Financial income (expense)	280,480	469,553	306,824
Income attributable to investments in other companies	16,655	13,409	13,031
Result from non-current assets and disposal groups held for sale not admissible as discontinued operations	(458)	2,807	4,848
Other operating income	51,777	72,939	26,408
TOTAL OPERATING INCOME, BEFORE EXPECTED CREDIT LOSSES	3,067,517	3,014,184	3,139,479
Expected credit losses	(352,706)	(201,944)	(412,130)
TOTAL OPERATING INCOME, NET OF EXPECTED CREDIT LOSSES	2,714,811	2,812,240	2,727,349
Expenses from salaries and employee benefits	(582,547)	(582,684)	(528,226)
Administrative expenses	(416,696)	(403,255)	(350,367)
Depreciation and amortization	(94,601)	(92,308)	(84,205)
Impairment of non-financial assets	(2,851)	(1,762)	(77)
Other operating expenses	(36,039)	(36,090)	(29,464)
TOTAL OPERATING EXPENSES	(1,132,734)	(1,116,099)	(992,339)
NET OPERATING INCOME	1,582,077	1,696,141	1,735,010
Income taxes	(333,601)	(322,114)	(289,209)
NET INCOME FOR THE YEAR	1,248,476	1,374,027	1,445,801
Attributable to:
Shareholders of the Bank	1,248,476	1,374,026	1,445,799
Non-controlling interests		$ 1	$ 2
Earnings per share:
Basic earnings (in Pesos per share)	$ 12.36	$ 13.6	$ 14.31
Diluted earnings (in Pesos per share)	$ 12.36	$ 13.6	$ 14.31